Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	000-30739
Entity Registrant Name	INSMED INCORPORATED
Entity Central Index Key	0001104506
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-1972729
Entity Address, Address Line One	700 US Highway 202/206
Entity Address, City or Town	Bridgewater
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08807
City Area Code	908
Local Phone Number	977-9900
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	INSM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false